12. Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases

NOTE 12 –LEASES

Kokomo lease

On October 1, 2020, the Company, under its subsidiary ONE More Gym LLC, entered into a facilities lease (“Kokomo Lease”) for 25,000 square feet in Kokomo, Indiana. The initial lease term is for five years and the lease commencement date is October 1, 2020. The monthly lease payments are $7,291.66 in year 1, $7,656.25 in year 2, $8,039.06 in year 3, and $8,441.02 in years 4 and 5.

Valparaiso Lease

The Company leases 11,676 square feet of office space located at 1805 E. Lincolnway, Valparaiso, Indiana 46383. The Company assumed the lease (“Valparaiso Lease”) when it acquired CFit Indiana Inc. on October 6, 2020. The monthly lease payments are $7,624.50 and the lease expires on December 31, 2023.

Merrill Lease

In connection with the acquisition of CFit Indiana Inc. on October 6, 2020, the Company acquired a facilities lease for 15,000 square feet at 6055N. Broadway Ave., Merrillville, Indiana. The monthly lease payments are $11,189.50 and the lease expires on February 28, 2026.

Tuscaloosa Lease

In connection with the acquisition of Hillcrest Fitness LLC on December 1, 2020, the Company acquired a facilities lease at 6551 Highway 69 South, Tuscaloosa, AL 35405. The monthly lease payments are $6,000 and the lease expires on March 6, 2024.

Operating lease right-of-use asset and liability are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 10%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. Since the common area maintenance expenses are expenses that do not depend on an index or rate, they are excluded from the measurement of the lease liability and recognized in other general and administrative expenses on the statements of operations.

Right-of-use asset is summarized below:

	March 31, 2021
	Kokomo Lease	Valparaiso Lease	Merrill Lease	Tuscaloosa Lease	Total
Office lease	$375,483	$374,360	$705,966	$222,087	$1,677,896
Less: accumulated amortization	(29,967)	(50,010)	(9,424)	(12,703)	(102,104)
Right-of-use asset, net	$345,516	$324,350	$696,542	$209,384	$1,575,792

Operating lease liability is summarized below:

	March 31, 2021
	Kokomo Lease	Valparaiso Lease	Merrill Lease	Tuscaloosa Lease	Total
Office lease	$349,609	$324,350	$700,279	$209,384	$1,583,622
Less: current portion	(58,031)	(107,810)	(44,228)	(54,096)	(264,165)
Long term portion	$291,578	$216,540	$656,051	$155,288	$1,319,457

Maturity of the lease liability is as follows:

	March 31, 2021
	Kokomo Lease	Valparaiso Lease	Merrill Lease	Tuscaloosa Lease	Total
Fiscal year ending March 31, 2022	$89,687	$134,274	$112,200	$72,000	$408,161
Fiscal year ending March 31, 2023	94,172	134,274	201,450	72,000	501,896
Fiscal year ending March 31, 2024	98,880	100,706	201,450	72,000	473,036
Fiscal year ending March 31, 2025	101,292	–	201,450	30,000	332,742
Fiscal year ending March 31, 2026	50,646	–	184,663	–	235,309
Present value discount	(85,070)	(44,904)	(200,933)	(36,615)	(367,523)
Lease liability	$349,607	$324,350	$700,280	$209,385	$1,583,622

In connection with the acquisition of the One More Gym, LLC, the Company assumed a building lease and two equipment leases. The lease terms are under 12 months. Under Topic 842, a short-term lease is a lease that, at the commencement date, has a ‘lease term’ of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Although short-term leases are in the scope of Topic 842, a simplified form of accounting is permitted. A lessee can elect, by class of underlying asset, not to apply the recognition requirements of Topic 842 and instead to recognize the lease payments as lease cost on a straight-line basis over the lease term. The Company has elected the short-term method to account for these leases.